Joint ventures and associates - Summary of Shell Share of Comprehensive Income of Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	$ 1,618	$ 2,993	$ 3,725
Other comprehensive income/(loss) for the period	131	(71)	(183)
Comprehensive income for the period	1,749	2,922	3,542
Impairment losses	3,175	4,502	8,947
Marketing
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	(821)	32	536
Impairment losses	1,229	1,633	430
Total for all associates
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	1,375	2,023	2,106
Other comprehensive income/(loss) for the period	0	0	0
Comprehensive income for the period	1,375	2,023	2,106
Joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	243	970	1,619
Other comprehensive income/(loss) for the period	131	(71)	(183)
Comprehensive income for the period	374	899	$ 1,436
Joint ventures | Total for all associates | Renewables and Energy Solutions
Disclosure Of Joint Ventures And Associates [Line Items]
Impairment losses		$ 873
Joint ventures | Total for all associates | Marketing
Disclosure Of Joint Ventures And Associates [Line Items]
Impairment losses	$ 554